Note 7 - Registered Direct Offerings (Details Textual)						6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 10, 2023 $ / shares shares	Feb. 17, 2021 shares	May 12, 2019 shares	Jun. 28, 2018 shares	Feb. 20, 2017 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 $ / shares	May 12, 2019 $ / shares	May 12, 2019 item	Jun. 28, 2018 $ / shares	Jun. 28, 2018 item	Sep. 30, 2016 USD ($)
Shelf Registration Statement, Maximum Amount Authorized | $														$ 50,000,000
Stock Issued During Period, Shares, New Issues		215,625				215,625
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.001					$ 0.001	$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Shares, Warrants Exercised							0
Class Of Series F Warrant [Member]
Percentage of Warrants Per Unit					0.55
Series F Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 150.00
Class of Warrant or Right, Expired During Period (in shares)								27,958
Class Of Series G Warrant [Member]
Percentage of Warrants Per Unit				0.75
Class Of Series H Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 80.00
Series G Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 140.00
Class of Warrant or Right, Exercised	34,013
Stock Issued During Period, Shares, Warrants Exercised	3,402
Series H Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 80.00
Class of Warrant or Right, Exercised	43,077
Stock Issued During Period, Shares, Warrants Exercised	8,617
The 2017 SPA [Member]
Stock Issued During Period, Shares, New Issues					50,833
Shares Issued, Price Per Share | $ / shares					$ 120.00
The 2018 SPA [Member]
Stock Issued During Period, Shares, New Issues				45,350
Shares Issued, Price Per Share | $ / shares												$ 100.00
Number Of Accredited Investors				8									8
Registered Direct Offering 2018 [Member] | Class Of Series G Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 140.00
The 2019 SPA [Member]
Stock Issued During Period, Shares, New Issues			43,077
Shares Issued, Price Per Share | $ / shares										$ 65.00
Number Of Accredited Investors			5								5